CONTRIBUTED EQUITY - Schedule of Movements in Issued Capital (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Beginning balance	$ 92,443,999	$ 51,339,595
Issue of shares – share placement	45,717,352	70,919,564
Exercise of options	566,156	123,737
Issue of shares – conversion of RSUs	(2)
Share issue costs	(1,730,194)	(2,619,570)
Ending balance	$ 108,201,890	$ 105,542,403
Issued capital
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	319,927,854	257,244,759
Beginning balance	$ 197,985,920	$ 112,959,638
Issue of shares – share placements (in shares)	14,000,000	34,951,630
Issue of shares – share placement	$ 45,717,352	$ 70,919,564
Issue of shares – exercise of options (in shares)	2,047,489	900,000
Exercise of options	$ 971,471	$ 123,737
Issue of shares – conversion of rights (in shares)		22,273,335
Issue of shares – conversion of rights		$ 13,059,034
Issue of shares – conversion of RSUs (in shares)	347,306	476,494
Issue of shares – conversion of RSUs	$ 384,731	$ 349,032
Issue of shares – conversion of performance shares (in shares)	30	30
Issue of shares – conversion of performance shares	$ 0	$ 0
Share issue costs	$ (1,730,194)	$ (2,619,570)
Ending balance (in shares)	336,322,679	315,846,248
Ending balance	$ 243,329,280	$ 194,791,435
Class A Performance Shares | Issued capital
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	0	19,800,000
Issue of shares – conversion of performance shares (in shares)		(19,800,000)
Ending balance (in shares)	0	0
Class B Performance Shares | Issued capital
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	19,800,000	19,800,000
Issue of shares – conversion of performance shares (in shares)	(19,800,000)
Ending balance (in shares)	0	19,800,000